Borrowings - Sustainability linked KPIs (Details) - Rand RCF, US$ RCF, US$ Term Loan	12 Months Ended
	Jun. 30, 2025 Basis_points megaliter t	Jun. 30, 2024 Basis_points megaliter t	Jun. 30, 2023 Basis_points megaliter t
Disclosure of detailed information about borrowings [line items]
Key Performance Incentives - Greenhouse Emissions | t	4,074,000	4,279,000	4,485,000
Key Performance Indicators - Renewable Energy	20.00%	8.00%	2.00%
Key Performance Indicators - Water Consumption | megaliter	19,436	19,833	20,453
Key Performance Indicators - Greenhouse Percentage	3	2	1
Key Performance Indicators - Percentage Renewables	3	2	1
Key Performance Indicators - Water Percentage	3	2	1